Business Combinations (Details Narrative) - USD ($)		9 Months Ended
	Aug. 10, 2023	Sep. 30, 2023	Sep. 30, 2022	Feb. 17, 2023	Feb. 03, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Paid to acquire amount		$ 2,150,000
Share price				$ 10.40	$ 10.40	$ 1.00
Wisconsin Fertility Institute Acquisition[Member]
Business Acquisition [Line Items]
Purchase price	$ 10,000,000
Paid to acquire amount	2,500,000
Net payment to acquire amount	2,150,000
Payment to acquire holdback	350,000
Inter-company loan owed	528,756
Wisconsin Fertility Institute Acquisition[Member] | Three Installments [Member]
Business Acquisition [Line Items]
Paid to acquire amount	$ 2,500,000
Wisconsin Fertility Institute Acquisition[Member] | Second Installments [Member]
Business Acquisition [Line Items]
Share price	$ 125.00
Wisconsin Fertility Institute Acquisition[Member] | Third Installments [Member]
Business Acquisition [Line Items]
Share price	181.80
Wisconsin Fertility Institute Acquisition[Member] | Final Installments [Member]
Business Acquisition [Line Items]
Share price	$ 285.80